Equity accounted investments - Not material and Capital commitments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Summarised financial information for the Group's share of equity accounted investments which are not material
Profit for the year	R 79	R 1,623	R 1,758
Other comprehensive (loss)/income	(70)	13	R 57
Equity accounted investments
Capital commitments and relating to equity accounted investments
Authorised and contracted for	2,105	2,188
Authorised but not yet contracted for	1,334	491
Less: expenditure to the end of year	(1,628)	(1,731)
Capital commitments	1,811	948
Immaterial equity accounted investments
Summarised financial information for the Group's share of equity accounted investments which are not material
Operating profit	192	233
Profit before tax	239	284
Taxation	(92)	(109)
Profit for the year	147	175
Other comprehensive (loss)/income	R (70)	R 13